Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs of revenues
Value-Added Tax (as a percent)			6.70%
Additional cultural business construction fee (as a percent)			3.00%
Taxes assessed by governmental authority		$ 65,700	$ 138,300	$ 88,100
Advertising expenses
Advertising expenses		$ 521,400	268,300	123,400
Operating leases
Maximum initial lease term of office space		6 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income		$ (119,647)	87,258	(72,399)
Net foreign currency transaction income (loss)		$ 800	$ (2,000)	$ 300
Comprehensive income (loss)
Period of time within which results of equity method earnings are recognized in arrears		3 months
ASU 2016-01
Comprehensive income (loss)
Reclassification from AOCI to retained earnings	$ 38,700
Stock Options
Stock-based compensation
Vesting period		4 years
Service-based restricted share units
Stock-based compensation
Vesting period		4 years